Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares and AdmiralTM Shares Dated February 25, 2011

Effective immediately, the Fund has decreased its purchase fee from 0.50% to 0.25%. The purchase fee is paid directly to the Fund to offset the costs of buying securities. The fee decrease is the result of the elimination of the tax imposed by the Brazilian government on purchases made by foreign investors in Brazilian equity or certain debt instruments that trade in Brazil.

Prospectus and Summary Prospectus Text Changes

The “Fees and Expenses” section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

	Investor	Admiral
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee (other than reinvested dividends or capital gains)	0.25%	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	0.25%	0.25%
Account Service Fee (for fund account balances below $10,000)	$20/year	$20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Investor	Admiral
	Shares	Shares
Management Expenses	0.26%	0.14%
12b-1 Distribution Fee	None	None
Other Expenses	0.09%	0.08%
Total Annual Fund Operating Expenses	0.35%	0.22%

(over, please)

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first examples assume that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$87	$166	$252	$506
Admiral Shares	$74	$124	$180	$345

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$61	$137	$221	$467
Admiral Shares	$47	$96	$149	$305

Additional text changes:

All other references to the Fund’s 0.50% purchase fee are changed to 0.25%.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 72 122011

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated February 25, 2011

Effective immediately, the Fund has decreased its purchase fee from 0.50% to 0.25%. The purchase fee is paid directly to the Fund to offset the costs of buying securities. The fee decrease is the result of the elimination of the tax imposed by the Brazilian government on purchases made by foreign investors in Brazilian equity or certain debt instruments that trade in Brazil.

Prospectus and Summary Prospectus Text Changes

The “Fees and Expenses” section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee (other than reinvested dividends or capital gains)	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	0.25%

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.26%
12b-1 Distribution Fee	None
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.35%

(over, please)

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$166	$252	$506

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year	3 Years	5 Years	10 Years
$61	$137	$221	$467

Additional text changes:

All other references to the Fund’s 0.50% purchase fee are changed to 0.25%.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 72A 122011

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares and Institutional Plus Shares Dated February 25, 2011

Effective immediately, the Fund has decreased its purchase fee from 0.50% to 0.25%. The purchase fee is paid directly to the Fund to offset the costs of buying securities. The fee decrease is the result of the elimination of the tax imposed by the Brazilian government on purchases made by foreign investors in Brazilian equity or certain debt instruments that trade in Brazil.

Prospectus and Summary Prospectus Text Changes

The “Fees and Expenses” section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

	Institutional Institutional Plus
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee (other than reinvested dividends or capital gains)	0.25%	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	0.25%	0.25%

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Institutional Plus
	Shares	Shares
Management Expenses	0.07%	0.07%
12b-1 Distribution Fee	None	None
Other Expenses	0.08%	0.05%
Total Annual Fund Operating Expenses	0.15%	0.12%

(over, please)

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first examples assume that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$66	$102	$141	$256
Institutional Plus Shares	$63	$92	$124	$219

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$42	$77	$116	$232
Institutional Plus Shares	$39	$68	$99	$194

Additional text changes:

All other references to the Fund’s 0.50% purchase fee are changed to 0.25%.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 235 122011

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal® Shares Dated February 25, 2011

Effective immediately, the Fund has decreased its purchase fee from 0.50% to 0.25%. The purchase fee is paid directly to the Fund to offset the costs of buying securities. The fee decrease is the result of the elimination of the tax imposed by the Brazilian government on purchases made by foreign investors in Brazilian equity or certain debt instruments that trade in Brazil.

Prospectus and Summary Prospectus Text Changes

The “Fees and Expenses” section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee (other than reinvested dividends or capital gains)	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	0.25%

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.14%
12b-1 Distribution Fee	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.22%

(over, please)

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$74	$124	$180	$345

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year	3 Years	5 Years	10 Years
$47	$96	$149	$305

Additional text changes:

All other references to the Fund’s 0.50% purchase fee are changed to 0.25%.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1353 122011

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal® Shares Dated February 25, 2011

Effective immediately, the Fund has decreased its purchase fee from 0.50% to 0.25%. The purchase fee is paid directly to the Fund to offset the costs of buying securities. The fee decrease is the result of the elimination of the tax imposed by the Brazilian government on purchases made by foreign investors in Brazilian equity or certain debt instruments that trade in Brazil.

Prospectus and Summary Prospectus Text Changes

The “Fees and Expenses” section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee (other than reinvested dividends or capital gains)	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	0.25%

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.14%
12b-1 Distribution Fee	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.22%

(over, please)

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$74	$124	$180	$345

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year	3 Years	5 Years	10 Years
$47	$96	$149	$305

Additional text changes:

All other references to the Fund’s 0.50% purchase fee are changed to 0.25%.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1353A 122011

Vanguard International Equity Index Funds

Vanguard Emerging Markets Stock Index Fund

Supplement to the Statement of Additional Information Dated September 27, 2011

Effective immediately, the Fund has decreased its purchase fee as follows:

	Former	New
Fund	Purchase Fee	Purchase Fee
Emerging Markets Stock Index Fund	0.50%	0.25%

The purchase fee will be paid directly to the Fund to offset the costs of buying securities. The fee decrease is the result of the elimination of the tax imposed by the Brazilian government on purchases made by foreign investors in Brazilian equity or certain debt instruments that trade in Brazil.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 072 122011